UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: Funds Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432
Date of fiscal year end: December 31
Date of reporting period: September 30, 2009

ITEM 1.  SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
LEGG MASON CLEARBRIDGE VARIABLE
FUNDAMENTAL VALUE PORTFOLIO
(FORMERLY KNOWN AS LEGG MASON
PARTNERS VARIABLE FUNDAMENTAL
VALUE PORTFOLIO)
FORM N-Q
SEPTEMBER 30, 2009

Legg Mason ClearBridge Variable Fundamental Value Portfolio

Schedule of Investments (unaudited)	September 30, 2009

Shares	Security	Value

COMMON STOCKS — 94.0%
CONSUMER DISCRETIONARY — 8.7%
Hotels, Restaurants & Leisure — 1.3%
200,820	Carnival Corp.	$6,683,290
76,773	Marriott International Inc., Class A Shares	2,118,167

	Total Hotels, Restaurants & Leisure	8,801,457

Household Durables — 0.8%
275,330	Toll Brothers Inc. *	5,379,948

Media — 2.5%
608,300	Walt Disney Co.	16,703,918

Specialty Retail — 4.1%
399,560	Gap Inc.	8,550,584
588,120	Home Depot Inc.	15,667,517
183,650	Williams-Sonoma Inc.	3,715,239

	Total Specialty Retail	27,933,340

	TOTAL CONSUMER DISCRETIONARY	58,818,663

CONSUMER STAPLES — 5.2%
Food & Staples Retailing — 2.7%
10,971	FHC Delaware Inc. (a)(b)*	0
933,450	Safeway Inc.	18,407,634

	Total Food & Staples Retailing	18,407,634

Food Products — 2.5%
307,520	Unilever PLC	8,742,035
273,357	Unilever PLC, ADR	7,839,879

	Total Food Products	16,581,914

	TOTAL CONSUMER STAPLES	34,989,548

ENERGY — 15.0%
Energy Equipment & Services — 6.0%
223,480	Baker Hughes Inc.	9,533,657
408,840	Halliburton Co.	11,087,741
199,890	Schlumberger Ltd.	11,913,444
379,010	Weatherford International Ltd. *	7,856,877

	Total Energy Equipment & Services	40,391,719

Oil, Gas & Consumable Fuels — 9.0%
211,560	Anadarko Petroleum Corp.	13,271,159
146,130	ConocoPhillips	6,599,231
202,850	Devon Energy Corp.	13,657,890
225,100	Hess Corp.	12,033,846
28,280	Murphy Oil Corp.	1,628,080
320,070	XTO Energy Inc.	13,225,292

	Total Oil, Gas & Consumable Fuels	60,415,498

	TOTAL ENERGY	100,807,217

FINANCIALS — 18.7%
Capital Markets — 5.2%
178,580	Franklin Resources Inc.	17,965,148
18,321	Morgan Stanley	565,752
315,990	State Street Corp.	16,621,074
779	Teton Advisors Inc. (a)(b)*	0

	Total Capital Markets	35,151,974

Commercial Banks — 1.4%
115,450	Comerica Inc.	3,425,402
941,070	KeyCorp	6,116,955

	Total Commercial Banks	9,542,357

See Notes to Schedule of Investments.

Legg Mason ClearBridge Variable Fundamental Value Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2009

Shares	Security	Value

Diversified Financial Services — 6.6%
1,245,840	Bank of America Corp.	$21,079,613
527,996	JPMorgan Chase & Co.	23,136,785

	Total Diversified Financial Services	44,216,398

Insurance — 3.9%
134,210	Allied World Assurance Holdings Ltd.	6,432,685
296,080	Chubb Corp.	14,925,393
289,115	CNA Surety Corp. *	4,683,663

	Total Insurance	26,041,741

Real Estate Investment Trusts (REITs) — 0.4%
145,840	LaSalle Hotel Properties	2,867,214

Real Estate Management & Development — 1.2%
168,120	Jones Lang LaSalle Inc.	7,963,844

	TOTAL FINANCIALS	125,783,528

HEALTH CARE — 7.4%
Life Sciences Tools & Services — 0.5%
478,329	Enzo Biochem Inc. *	3,386,569

Pharmaceuticals — 6.9%
229,030	Johnson & Johnson	13,945,637
511,960	Merck & Co. Inc.	16,193,295
317,600	Novartis AG, ADR	16,000,688

	Total Pharmaceuticals	46,139,620

	TOTAL HEALTH CARE	49,526,189

INDUSTRIALS — 14.1%
Aerospace & Defense — 4.5%
149,290	Boeing Co.	8,084,053
275,460	Honeywell International Inc.	10,233,339
227,020	Northrop Grumman Corp.	11,748,285

	Total Aerospace & Defense	30,065,677

Air Freight & Logistics — 1.9%
222,310	United Parcel Service Inc., Class B Shares	12,553,846

Construction & Engineering — 1.8%
117,030	Fluor Corp.	5,950,976
56,080	Jacobs Engineering Group Inc. *	2,576,876
156,030	Tutor Perini Corp. *	3,323,439

	Total Construction & Engineering	11,851,291

Electrical Equipment — 0.4%
71,330	Emerson Electric Co.	2,858,906

Industrial Conglomerates — 2.5%
665,960	McDermott International Inc. *	16,828,809

Machinery — 2.8%
180,890	Dover Corp.	7,011,296
137,290	PACCAR Inc.	5,177,206
126,570	Parker Hannifin Corp.	6,561,389

	Total Machinery	18,749,891

Professional Services — 0.2%
68,480	Robert Half International Inc.	1,713,370

	TOTAL INDUSTRIALS	94,621,790

INFORMATION TECHNOLOGY — 19.8%
Communications Equipment — 3.2%
769,130	Cisco Systems Inc. *	18,105,320
See Notes to Schedule of Investments.

Legg Mason ClearBridge Variable Fundamental Value Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2009

Shares	Security	Value

Communications Equipment — 3.2% (continued)
339,950	Telefonaktiebolaget LM Ericsson, ADR	$3,406,299

	Total Communications Equipment	21,511,619

Internet Software & Services — 1.7%
493,350	eBay Inc. *	11,647,994

Semiconductors & Semiconductor Equipment — 11.3%
1,320,750	Applied Materials Inc.	17,698,050
437,410	Novellus Systems Inc. *	9,176,862
45,600	Samsung Electronics Co., Ltd., GDR (c)	15,549,600
1,234,468	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	13,529,769
715,350	Texas Instruments Inc.	16,946,641
51,959	Varian Semiconductor Equipment Associates Inc. *	1,706,334
72,731	Verigy Ltd. *	845,134

	Total Semiconductors & Semiconductor Equipment	75,452,390

Software — 3.6%
126,700	Citrix Systems Inc. *	4,970,441
622,130	Lawson Software Inc. *	3,882,091
595,600	Microsoft Corp.	15,420,084

	Total Software	24,272,616

	TOTAL INFORMATION TECHNOLOGY	132,884,619

MATERIALS — 1.6%
Metals & Mining — 0.7%
25,970	BHP Billiton Ltd., ADR	1,714,280
60,570	Nucor Corp.	2,847,395

	Total Metals & Mining	4,561,675

Paper & Forest Products — 0.9%
161,130	Weyerhaeuser Co.	5,905,415

	TOTAL MATERIALS	10,467,090

TELECOMMUNICATION SERVICES — 3.5%
Diversified Telecommunication Services — 1.4%
348,730	AT&T Inc.	9,419,197

Wireless Telecommunication Services — 2.1%
634,262	Vodafone Group PLC, ADR	14,270,895

	TOTAL TELECOMMUNICATION SERVICES	23,690,092

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $568,744,958)	631,588,736

Face
Amount

SHORT-TERM INVESTMENT — 6.1%
Repurchase Agreement — 6.1%
$40,814,000	Interest in $200,004,000 joint tri-party repurchase agreement dated 9/30/09 with Deutsche Bank Securities Inc., 0.060% due 10/1/09; Proceeds at maturity — $40,814,068; (Fully collateralized by various U.S. government agency obligations, 0.000% to 3.670% due 11/13/09 to 2/27/15; Market value — $41,630,324) (Cost — $40,814,000)	40,814,000

	TOTAL INVESTMENTS — 100.1% (Cost — $609,558,958#)	672,402,736
	Liabilities in Excess of Other Assets — (0.1)%	(799,219)

	TOTAL NET ASSETS — 100.0%	$671,603,517

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(b)	Illiquid security.
See Notes to Schedule of Investments.

Legg Mason ClearBridge Variable Fundamental Value Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2009
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason ClearBridge Variable Fundamental Value Portfolio (formerly known as Legg Mason Partners Variable Fundamental Value Portfolio) (the “Portfolio”) is a separate diversified series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Subsequent events have been evaluated through November 19, 2009, the issuance date of the financial statements.
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
The Portfolio has adopted Financial Accounting Standards Board Codification Section 820 (formerly Statement of Financial Accounting Standards No. 157) (“ASC Section 820”). ASC Section 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach, income approach and/or cost approach, depending on the type of the security and the particular circumstance.

Notes to Schedule of Investments (unaudited) (continued)
The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

		Other
		Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)		Total

Common stocks†:
Consumer staples	$34,989,548	—	$0	*	$34,989,548
Financials	125,783,528	—	0	*	125,783,528
Other common stocks	470,815,660	—	—		470,815,660

Total common stocks	631,588,736	—	0	*	631,588,736

Short-term investment†	—	$40,814,000	—		40,814,000

Total investments	$631,588,736	$40,814,000	$0	*	$672,402,736

*	Amount represents less than $1.00.

†	See Schedule of Investments for additional detailed categorizations
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	COMMON STOCKS
INVESTMENTS IN SECURITIES	CONSUMER STAPLES		FINANCIALS		TOTAL

Balance as of December 31, 2008	$0	*	—		$0	*
Accrued premium/discounts	—		—		—
Realized gain/(loss)	—		—		—
Change in unrealized appreciation/depreciation [1]	—		$0	*	0	*
Net purchases/(sales)	—		0	*	0	*
Net transfers in and/or out of Level 3	—		—		—

Balance as of September 30, 2009	$0	*	$0	*	$0	*

Net unrealized appreciation/(depreciation) for investments in securities still held at September 30, 2009[1]	$(33,151)		$0	*	$(33,151)

*	Amount represents less than $1.00.

[1]	Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.
(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(d) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At September 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$90,919,602
Gross unrealized depreciation	(28,075,824)

Net unrealized appreciation	$62,843,778

Notes to Schedule of Investments (unaudited) (continued)
3. Derivative Instruments and Hedging Activities
Financial Accounting Standards Board Codification Section 815 (formerly Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.
At September 30, 2009, the Portfolio did not hold any derivative instruments.

ITEM 2.  CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3.  EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: November 23, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: November 23, 2009

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: November 23, 2009